Investment In Oxford City Football Club (Trading) Limited and Business Combination	12 Months Ended
Jun. 30, 2014
Investment in Oxford City Football Club (Trading) Limited and Business Combination [Abstract]
INVESTMENT IN OXFORD CITY FOOTBALL CLUB (TRADING) LIMITED AND BUSINESS COMBINATION
5.	INVESTMENT IN OXFORD CITY FOOTBALL CLUB (TRADING) LIMITED AND BUSINESS COMBINATION

On April 29, 2013, the Company acquired 100% of Oxford City Football Club, LLC, a commonly control entity that is owned by the Company’s CEO and Director, Mr. Thomas Guerriero, in a Share Exchange Agreement (See Note 8). Oxford City Football Club, LLC has a 49% equity method investment in of Oxford City Football Club (Trading) Limited which operates the Oxford City Football Club located in Oxford, England. The remaining outstanding capital stock is held by the following shareholders (i) 1% by Guerriero, LLC, a company controlled by the Company’s CEO and Director, Mr. Thomas Guerriero (ii) 50% by Oxford City Youth Football Club Limited, a charity located in Oxford, England. The financial results of Oxford City Football Club (Trading) Limited are included in the Company’s consolidated financial statements with a one month lag, using the equity method of accounting and with intercompany profits eliminated in accordance with the Company’s accounting policy.

Carrying Value of Investment
Issuance of stock payable for 75,000 shares of common stock of the Company on April 29, 2013	$6,445
Capital contributions (April 29, 2013 to June 30, 2013)	173,414
49% share of loss of Oxford City Football Club (Trading) Limited (April 29, 2013 to May 31, 2013)	(17,045)
Carrying value of investment on June 30, 2013	$162,814

Results of Operations of Oxford City Football Club (Trading) Limited	April 29, 2013 to May 31 2013
Sales	$50,450
Cost of sales	(8,694)
Gross profit	$41,757
Net income (loss)	$(1,904)

Balance Sheet of Oxford City Football Club (Trading) Limited	May 31, 2013
Current assets	$71,168
Noncurrent assets	9
Total assets	$71,177

Current liabilities	$607,777
Noncurrent liabilities	194,515
Total liabilities	$802,292
Net assets (deficiency)	$(731,115)

Reconciliation of the Carrying Value of the Investment and the Amount of Underlying Equity in Net Assets
Net assets (deficiency) of Oxford City Football Club (Trading) Limited at May 31, 2013	$(731,115)
49% interest in the net assets of Oxford City Football Club (Trading) Limited	(358,246)
49% of amount due from Oxford City Youth Football Club Limited classified as net assets (deficiency)	155,397
49% interest in carrying value of unamortized intangible asset	192,249
Capital contributions	173,414
Carrying value of investment on June 30, 2013	$162,814

The difference between the consideration paid and the net asset (deficiency) of $481,599 was recognized as an intangible asset for the trade name of the Oxford City Football Club. The intangible asset is being amortized on a straight line over 12 months.

Effective July 1, 2013, all the stockholders and directors of Oxford City Football Club (Trading) Limited entered into a Voting Agreement whereby the Company, a 49% shareholder, has the right to appoint four Board members, Guerriero, LLC, a company which our CEO and director is the sole member and 1% shareholder of the Company, has the right to appoint one Board member and Oxford City Youth Football Club Limited, a 50% shareholder, has the right to appoint five Board members. Guerriero, LLC has agreed to appoint a Board Member as directed by the Company. In the case of all and any ties in voting of the Board of Directors, the Directors have agreed to give the Managing Director of the Company the authority to be the deciding vote. As a result of the Voting Agreement, the Company controls greater than 50% of the votes on the Board of Directors of Oxford City Football Club (Trading) Limited. In accordance with ASC 810, Consolidation the Company on July 1, 2013 includes the accounts of Oxford City Football Club (Trading) Limited in its consolidated financial statements with a one month lag.

The Company accounts for its business acquisitions under the acquisition method of accounting as indicated in ASC  805, Business Combinations, which requires the acquiring entity in a business combination to recognize the fair value of all assets acquired, liabilities assumed and any non-controlling interest in the acquiree; and establishes the acquisition date as the fair value measurement point. Accordingly, the Company recognizes assets acquired and liabilities assumed in business combinations, including contingent assets and liabilities and non-controlling interest in the acquiree, based on fair value estimates as of the date of acquisition. In accordance with ASC 805, the Company recognizes and measures goodwill as of the acquisition date, as the excess of the fair value of the consideration paid over the fair value of the identified net assets acquired. All acquisition-related transaction costs have been expensed as incurred rather than capitalized as a part of the cost of the acquisition.

The following table summarizes the consideration paid for the acquired assets and the preliminary acquisition accounting for the fair values of the assets recognized and liabilities assumed in the consolidated balance sheet at the acquisition date. These balances are subject to change when final asset valuations are obtained and the potential for liabilities has been evaluated.

TOTAL ASSETS ACQUIRED
Current assets:
Cash	$23,385
Accounts receivable	37,404
Inventory	9,130
Prepaid expenses	1,248
71,167
Property and equipment, net	9
Oxford City Football Club trade name	475,651
475,660
$546,827
TOTAL LIABILITIES ASSUMED
Account payable and accrued liabilities	$639,580
Due to related parties	162,711
Due to Oxford City Football Club, Inc.	61,672
Non-controlling interest	(317,136)
$546,827
PURCHASE PRICE	$—

Intangible assets is the fair value of trade names with a useful life of 12 months.

Supplemental Cash Flow Disclosure

The above table summarizing the preliminary acquisition accounting is based on the assets and liabilities of Oxford City Football Club (Trading) Limited as of May 31, 2013. In June 2013, the Company advanced $111,742 when the Company’s interest in Oxford City Football Club (Trading) Limited was accounted for as an equity investment. On consolidation of the investment in Oxford City Football Club (Trading) Limited on July 1, 2013, the $111,742 amount advanced was under control of the Company.

Cash acquired from Oxford City Football Club (Trading) – May 31, 2013	$23,385
Advances under control of the Company on July 1, 2013	111,742
Cash received from acquisition of Oxford City Football Club (Trading) Limited – as reported on the Consolidated Statement of Cash Flow	$135,127

Summary of Unaudited Pro-forma Information

The unaudited pro-forma information below for the years ended June 30, 2013 and 2012 gives effect to the acquisition as if the acquisition had occurred on July 1, 2011. The pro-forma financial information is not necessarily indicative of the results of operations if the acquisitions had been effective as of this date.

	Years ended June 30,
	2013	2012
Sales	$715,208	$394,149
Net loss	$(3,693,488)	$(1,031,932)
Net loss per common share:
Basic	$(12.27)	$(3.42)